Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
REVENUE	$ 7,450		$ 98,175
GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and wages - office					2,384,925	2,610,407
Impairment losses						1,824,923
Legal and professional fees					629,690	1,645,678
Research and development	179,854	7,940	564,585	548,879	395,386	214,493
Outside services					364,650	266,225
Marketing					189,076	207,234
Licensing fee - related party					120,000	120,000
Office supplies and software					99,008	106,011
Insurance					83,270	67,005
Taxes and licenses					67,708	69,852
Rent					65,840	40,550
Travel					45,305	68,325
Meals and entertainment					31,801	35,634
Depreciation					28,303	13,106
Shipping and freight					27,243	12,271
Transportation					14,188	13,428
Utilities					6,801	4,000
Bank charges and fees					3,011	709
Interest					1,635	2,937
Amortization					812	287
Repairs and maintenance					197
General and administrative	1,370,347	791,639	7,551,884	2,395,881
Sales and marketing	107,530	28,414	164,793	281,160
Total operating expenses	1,657,731	827,993	8,281,262	3,225,920	4,558,849	7,323,075
OTHER INCOME (EXPENSES)
Other income	23,388	5,434	83,454	29,523	39,482	1,941
Interest expense and bank charges	(580,021)	(1,192)	(775,410)	(3,209)	(18,534)
Realized gain on investments	46,491		46,491
Unrealized loss on investments	(76,120)		(76,120)
Total other income (expenses)	(586,262)	4,242	(721,585)	26,314	20,948	1,941
NET LOSS BEFORE TAXES	(2,236,543)	(823,751)	(8,904,672)	(3,199,606)
PROVISION FOR INCOME TAXES
NET LOSS	$ (2,236,543)	$ (823,751)	$ (8,904,672)	$ (3,199,606)	$ (4,537,901)	$ (7,321,134)
NET LOSS PER SHARE:
Net loss per share: Basic	$ (0.07)	$ (0.03)	$ (0.28)	$ (0.11)	$ (0.16)	$ (0.25)
Net loss per share: Diluted	$ (0.07)	$ (0.03)	$ (0.28)	$ (0.11)	$ (0.16)	$ (0.25)
WEIGHTED-AVERAGE COMMON SHARES OUTSTANDING:
Weighted average common shares outstanding: Basic	33,241,510	29,000,241	31,515,121	28,935,738	28,971,543	29,680,228
Weighted average common shares outstanding: Diluted	33,241,510	29,000,241	31,515,121	28,935,738	28,971,543	29,680,228